Disclosure of Operating Segments (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenues		$ 1,620		$ 848		$ 1,687		$ 8,808		$ 8,665
Income from right of use		186	[1]	64	[1]	199	[2]	456	[2]	436	[2]
Management fee and other income		32	[1]	35	[1]	70	[2]	75	[2]	71	[2]
Adjusted Property EBITDA		234	[3]	(243)	[3]	(428)		3,193		3,079
Share-based compensation		(9)	[4]	(8)	[4]	(15)	[5],[6]	(14)	[5],[6]	(13)	[5],[6]
Corporate expense		(34)	[7]	(28)	[7]	(45)	[8]	(129)	[8]	(125)	[8]
Pre-opening expense		(5)		(5)		(11)		(23)		(5)
Depreciation and amortization		(358)		(338)		(684)		(706)		(655)
Foreign exchange gain (loss)		(10)		20		17		35		4
Impairment loss on property and equipment	[9]					0		(65)		0
Loss on disposal of property and equipment, investment properties and intangible assets		(7)		(7)		(73)	[10],[11]	(16)	[10],[11]	(131)	[10],[11]
Operating (loss) profit		(189)		(609)		(1,239)		2,275		2,154
Interest income		1		9		11		38		20
Finance costs, net of amounts capitalized		(189)		(116)		(279)		(280)		(225)
Loss on modification or early retirement of debt						0		0		(81)
Profit (Loss) before income tax		(377)		(716)		(1,507)		2,033		1,868
Income tax benefit/(expense)		(4)		0		(16)		0		7
Profit (loss) for the period attributable to equity holders of the Company		(381)		(716)		(1,523)		2,033		1,875
Equity-settled share-based payment expense, net of amounts capitalized		4	[4]	6	[4]	9	[6]	13	[6]	13	[6]
Cash-settled share-based payment expense, net of amounts capitalized		5	[4]	2	[4]	6	[6]	1	[6]	0	[6]
Royalty fees						22		113		112
Employee benefit expenses		548		554		1,050		1,292		1,238
Other support services						58		101		100
Other expenses						62		115		99
Advertising and promotions						27		129		124
Contract labor and services						65		152		151
Utilities and operating supplies						116		195		207
Capital expenditures		389		571		1,038		754		532
Total assets		10,415				10,548		12,100
Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1,182		625		1,169		7,018		6,816
Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		147		71		144		731		734
Mall [Member]
Disclosure of operating segments [line items]
Net revenues		218	[1],[12]	99	[1],[12]	269	[2],[13]	531	[2],[13]	507	[2],[13]
Rent concessions		23	[12]	135	[12]	215	[13]
Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		49		27		59		298		304
Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		24		26		46		230		304
Corporate expense [Member]
Disclosure of operating segments [line items]
Share-based compensation		(1)	[7]	(1)	[7]	(2)	[8]	0	[8]	0	[8]
Royalty fees		24		11		22		110		106
Management fees						4		5		6
Employee benefit expenses						10		7		7
Other support services						3		4		3
Other expenses						6		3		3
Pre-opening expense [Member]
Disclosure of operating segments [line items]
Employee benefit expenses						4		9		1
Other support services						0		1		1
Other expenses						1		1		0
Advertising and promotions						2		9		0
Contract labor and services						2		3		1
Utilities and operating supplies						2		0		2
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues		(8)	[14]	(8)	[14]	(13)	[15]	(15)	[15]	(15)	[15]
Elimination of intersegment amounts [member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	[14]	0	[14]	0	[15]	0	[15]	0	[15]
Elimination of intersegment amounts [member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	[14]	0	[14]	0	[15]	0	[15]	0	[15]
Elimination of intersegment amounts [member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		(1)	[1],[12],[14]	(1)	[1],[12],[14]	(2)	[2],[13],[15]	(1)	[2],[13],[15]	(1)	[2],[13],[15]
Elimination of intersegment amounts [member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	[14]	0	[14]	0	[15]	0	[15]	0	[15]
Elimination of intersegment amounts [member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		(7)	[14]	(7)	[14]	(11)	[15]	(14)	[15]	(14)	[15]
The Venetian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		731		343		738		3,510		3,474
Adjusted Property EBITDA		190	[3]	(48)	[3]	(53)		1,407		1,378
Depreciation and amortization		(95)		(87)		(181)		(159)		(146)
Capital expenditures		38		66		140		131		179
Total assets		2,281				2,438		3,236
The Venetian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		573		256		531		2,875		2,829
The Venetian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		43		22		46		222		223
The Venetian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		95	[1],[12]	47	[1],[12]	126	[2],[13]	254	[2],[13]	234	[2],[13]
The Venetian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		13		6		14		73		81
The Venetian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		7		12		21		86		107
The Londoner Macao [Member]
Disclosure of operating segments [line items]
Net revenues		326		180		297		2,052		2,153
Adjusted Property EBITDA		(28)	[3]	(79)	[3]	(184)		726		759
Depreciation and amortization		(126)		(118)		(230)		(299)		(274)
Capital expenditures		340		368		721		276		130
Total assets		4,524				4,324		4,531
The Londoner Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		224		124		192		1,541		1,622
The Londoner Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		47		27		42		320		331
The Londoner Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		30	[1],[12]	16	[1],[12]	38	[2],[13]	71	[2],[13]	69	[2],[13]
The Londoner Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		16		9		17		97		102
The Londoner Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		9		4		8		23		29
The Parisian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		188		118		259		1,650		1,533
Adjusted Property EBITDA		(8)	[3]	(84)	[3]	(131)		544		484
Depreciation and amortization		(75)		(84)		(163)		(161)		(163)
Capital expenditures		2		7		11		32		130
Total assets		2,042				2,138		2,372
The Parisian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		128		85		180		1,376		1,265
The Parisian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		29		14		33		130		124
The Parisian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		20	[1],[12]	10	[1],[12]	27	[2],[13]	53	[2],[13]	57	[2],[13]
The Parisian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		9		6		14		70		65
The Parisian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		2		3		5		21		22
The Plaza Macao [Member]
Disclosure of operating segments [line items]
Net revenues		295		126		265		877		719
Adjusted Property EBITDA		114	[3]	10	[3]	33		345		262
Depreciation and amortization		(41)		(30)		(71)		(40)		(33)
Capital expenditures		6		127		156		296		63
Total assets		1,160				1,219		1,255
The Plaza Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		189		91		159		650		502
The Plaza Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		23		5		17		41		39
The Plaza Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		73	[1],[12]	26	[1],[12]	79	[2],[13]	151	[2],[13]	145	[2],[13]
The Plaza Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		9		4		9		31		29
The Plaza Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1		0		1		4		4
Sands Macao [Member]
Disclosure of operating segments [line items]
Net revenues		77		76		120		628		650
Adjusted Property EBITDA		(31)	[3]	(32)	[3]	(76)		175		178
Depreciation and amortization		(13)		(13)		(27)		(27)		(24)
Capital expenditures		3		3		8		16		29
Total assets		273				319		323
Sands Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		68		69		107		576		598
Sands Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		5		3		6		18		17
Sands Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		1	[1],[12]	1	[1],[12]	1	[2],[13]	3	[2],[13]	3	[2],[13]
Sands Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		2		2		5		27		27
Sands Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1		1		1		4		5
Ferry and Other Operations [Member]
Disclosure of operating segments [line items]
Net revenues		11		13		21		106		151
Adjusted Property EBITDA		(3)	[3]	(10)	[3]	(17)		(4)		18
Depreciation and amortization		(8)		(6)		(12)		(20)		(15)
Capital expenditures						2		3		1
Total assets		135				110		383
Ferry and Other Operations [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0		0		0
Ferry and Other Operations [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0		0		0
Ferry and Other Operations [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		0	[1],[12]	0	[1],[12]	0	[2],[13]	0	[2],[13]	0	[2],[13]
Ferry and Other Operations [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0		0		0
Ferry and Other Operations [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		$ 11		$ 13		$ 21		$ 106		$ 151

[1]	Of this amount, US$186 million and US$32 million (six months ended June 30, 2020: US$64 million and US$35 million) are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contract with customers.
[2]	Of this amount, US$436 million and US$71 million for the year ended December 31, 2018, US$456 million and US$75 million for the year ended December 31, 2019, and US$199 million and US$70 million for the year ended December 31, 2020 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
[3]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[4]	The amount comprises of US$4 million equity-settled share-based payment expense, net of amounts capitalized and US$5 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2020: US$6 million and US$2 million respectively).
[5]	Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2018, 2019 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[6]	The amount comprises of US$13 million, US$13 million and US$9 million equity-settled shared-based payment expense, net of amounts capitalized and nil, US$1 million and US$6 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2018, 2019 and 2020, respectively.
[7]	The amount excludes share-based payment expense of US$1 million (six months ended June 30, 2020: US$1 million).
[8]	The amount excludes share-based payment expense of nil, nil and US$2 million for the years ended December 31, 2018, 2019, and 2020, respectively.
[9]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).
[10]	The loss for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[11]	The loss for the year ended December 31, 2020 includes demolition cost of US$34 million primarily related to The Londoner Macao project.
[12]	For the six months ended June 30, 2021, rent concessions of US$23 million (six months ended June 30, 2020: US$135 million) were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
[13]	For the year ended December 31, 2020, rent concessions of US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
[14]	Inter-segment revenues are charged at prevailing market rates.
[15]	Inter-segment revenues are charged at prevailing market rates.